Accounts payable and accrued liabilities - Schedule of detailed information about accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable	$ 14,050	$ 12,289
Accrued liabilities	2,962	2,572
Accrued financial costs	174	806
Other taxes	2,537	301
Total	$ 19,723	$ 15,968